Retirement Plan (Details Textual) - Supplemental Employee Retirement Plan [Member] - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Defined Contribution Plan, Employer Matching Contribution, Percent of Employees' Gross Pay	100.00%
Defined Contribution Plan, Maximum Annual Contributions Per Employee, Percent	4.00%
Defined Contribution Plan, Employer Discretionary Contribution Amount	$ 1,253	$ 1,181	$ 1,124